Equity Accounted Investees	12 Months Ended
Dec. 31, 2023
Investees in equity accounted [abstract]
Equity Accounted Investees	Acquisition of Windfall Project
Background
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall
Project in Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated (the “Partnership”).
•Under the Partnership structure, each of Osisko Mining Incorporated (“Osisko”) and Gold Fields, respectively, hold an effective 50% partnership interest in the Windfall Project and the Exploration Properties; and
•The management company (responsible for the operation) will be governed by a Board of Directors comprising three directors nominated by Gold Fields and three directors nominated by Osisko. Decisions over the relevant activities of the Partnership require unanimous consent of both the parties.
Recognition and measurement
Gold Fields and Osisko have joint control over the Windfall Project, the transaction is structured as a separate vehicle and the Group has a residual interest in the net assets of the Windfall Project. Accordingly, the Group has classified its interest in the Windfall Project as a joint venture.
Consideration
The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated

Initial recognition
Cash considerations
Purchase of equity-accounted investee	247.1	333.8
(a) C$300.0 million cash payment	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	12.8	16.9
– C$16.9 million	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – initial fair value	190.8	258.4
(d) C$75.0 million exploration consideration – initial present value	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions – C$93.0 million cash calls	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	2.9	3.9
Share of loss	(28.4)	(38.3)
Translation adjustment	10.7	—
Carrying value at 31 December 2023	538.6	713.6
[1]The movements were recognised as part of the equity investment.
(a)C$300 million cash payment
The US$221.5 million (C$300 million) cash payment represents the initial consideration paid on 2 May 2023 for the 50% interest in the joint venture.
(b)Pre-closing paid amounts
Osisko acquired certain assets for the benefit of the Windfall Project during the term sheet negotiation stage.
Gold Fields agreed to refund Osisko 50% of the costs spent on these items in two equal payments of
US$12.8 million (C$16.9 million) on 31 July 2023 and US$12.8 million (C$16.9 million) on 31 December 2023, respectively.
(c)C$300 million contingent consideration
The C$300.0 million contingent consideration is payable on issuance of an Environmental Impact Assessment
(“EIA”) permit to the Partnership authorising the construction and operation of the Windfall Project.
The fair value of the contingent consideration was determined using a Monte Carlo valuation model that considers various scenarios and possibilities around the potential outcome of the EIA permit approval process and the timing of when the contingent consideration will be paid.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
17.Acquisition of Windfall Project continued

		Subsequent measurement 31 December 2023

(c)	C$300 million contingent consideration continued
	Key assumptions of the contingent consideration:
	– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.894
	– Approval period	1.6 years
	– Probability	98%
	– Discount rate	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
(d)C$75 million exploration consideration
As part of the acquisition of the Windfall Project, Gold Fields acquired a 50% interest in certain developmental exploration projects and targets for a C$75.0 million funding commitment by Gold Fields over 5 years commencing 2025. The C$75.0 million will be scheduled over the period of the exploration agreement and discounted using a market related discount rate.

Subsequent measurement 31 December 2023

Key assumptions of the exploration consideration:
– Term	6.3 years
– Discount rate	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs, the value of the exploration consideration amounted to:
Present value at 2 May 2023	39.1	52.9
Unwinding of discount rate	2.9	3.9
Translation	0.9	—
Carrying value at 31 December 2023	42.9	56.8
(e)Cash calls
The project requires funding from the Partnerships in the feasibility and development stage of the project.
During 2023, post the acquisition date, Gold Fields paid cash calls amounting to US$69.1 million
(C$93.0 million) to the Windfall Project which has been capitalised to the cost of the investment.
Equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022	2021

	Investment in joint ventures	538.6	72.5
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	—
(b)	Asanko Gold	—	72.5
(c)	Windfall Project	538.6	—
	Investment in associates	10.0	12.4
(d)	Other associates	10.0	12.4

	Total equity accounted investees	548.6	84.9
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	(1.3)	(1.0)	(1.6)
(b)	Asanko Gold – earnings	28.0	13.0	23.4
(b)	Asanko Gold – impairment	(46.9)	—	(52.8)
(c)	Windfall Project	(28.4)	—	—
(d)	Other associates	(2.9)	(1.9)	(1.0)
	Share of results of equity investees, net of taxation	(51.5)	10.1	(32.0)
	Asanko Gold – recognised as a discontinued operation	18.9	(13.0)	29.4
	Total share of results of equity investees, net of taxation	(32.6)	(2.9)	(2.6)
(a)FSE
Gold Fields interest in FSE, an unlisted entity incorporated in the Philippines, was 40% (2022: 40% and 2021:
40%) at 31 December 2023. Lepanto Consolidated Mining Company owns the remaining 60% shareholding in FSE.
A remaining 20% option is not currently exercisable until such time as FSE obtains a Foreign Technical
Assistance Agreement (“FTAA”) which allows for direct majority foreign ownership and control.
FSE has a 31 December year-end and has been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to 31 December 2023.
Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Unlisted shares at cost	230.0	230.0
Equity contribution	99.1	97.8
Impairment – prior years	(230.0)	(116.4)
Impairment for the year[1]	—	(113.6)
Share of accumulated losses brought forward	(97.8)	(96.8)
Share of loss after taxation[2]	(1.3)	(1.0)
Total investment in joint venture[3]	—	—
[1]Refer to note 7 for details of impairment.
[2]Gold Fields’ share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the
FSE project.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
18.Equity accounted investees continued
(b)Asanko Gold
The Asanko Gold joint venture entities comprise the following:
•A 45% interest in Asanko Gold Ghana Limited (“AGGL”), incorporated in Ghana, which owns the Asanko
Gold Mine. The government of Ghana continues to retain a 10% free carried interest in AGGL;
•A 50% interest in Adansi Gold Company Limited (“Adansi”), incorporated in Ghana; and
•A 50% interest in Shika Group Finance Limited (“Shika”), incorporated in the Isle of Man.
Gold Fields and Asanko have joint control and the Asanko operation is structured as a separate vehicle and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group had classified its interest in Asanko as a joint venture.
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold (both the preference shares and equity-accounted investee) to the joint venture partner Galiano Gold for a total consideration of US$170 million. Gold Fields will also receive a 1% net smelter royalty on future production from the Nkran deposit, the main deposit at the mine. The transaction was subject to a number of conditions and was concluded on 4 March 2024 with the receipt of US$65 million cash and 28.5 million Galiano shares.
Refer notes 14 and 15 for further details.
The investment in Asanko Gold, including the Asanko redeemable preference shares (refer note 20), have been presented as an asset held for sale. The share of results of equity investee of Asanko Gold have been presented as a discontinued operation in the consolidated financial statements and the comparative income statements have been presented as if Asanko Gold had been discontinued from the start of the comparative years.
Asanko has a 31 December year-end and has been equity accounted since 31 July 2018. Asanko’s equity accounting is based on results up to the date it was classified as held for sale.
The following table summarises the financial information and the carrying amount of the Group’s interest in
Asanko:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	87.9	74.9
Share of profit after taxation before impairment	28.0	13.0
Cumulative impairment[3]	(149.2)	(102.3)
Recognised as an asset held for sale	(53.6)	—
Carrying value at 31 December	—	72.5
18.Equity accounted investees continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Statement of financial position – Asanko
Non-current assets[1]	218.0	262.7
Current assets[2]	202.8	175.7
Non-current liabilities	(82.6)	(69.7)
Current liabilities	(37.7)	(29.0)
Net assets	300.5	339.7
Less: Shika redeemable preference shares	(186.4)	(186.4)
Net assets attributable to ordinary shareholders	114.1	153.3
Group's share of net assets	53.6	72.5
Reconciled as follows:
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)

Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	87.9	74.9
Share of profit after taxation before impairment	28.0	13.0
Impairment[3]	(149.2)	(102.3)
Carrying amount of interest in joint venture	53.6	72.5

Income statement – Asanko
Revenue	256.5	297.1
Production costs	(155.6)	(191.7)
Depreciation and amortisation	(13.7)	(30.8)
Other expenses	(10.4)	(30.8)
Royalties	(14.6)	(14.9)
Profit for the year before impairment	62.2	28.9
Group's share of profit before impairment	28.0	13.0
Group's share of impairment[3]	(46.9)	—
Group's share of total comprehensive income after impairment	(18.9)	13.0
1At 31 December 2023, includes impact of fair value adjustment, amounting to US$39.6 million (2022: US$39.6 million), to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
[2]Current assets includes cash and cash equivalents amounting of US$138.6 million (2022: US$91.3 million).
[3]During 2021, the Asanko gold mine demonstrated negative grade reconciliations against the 2021 plan and as a result management identified an impairment trigger and an impairment of US$52.8 million was recognised. Due to the re-evaluation of the geological modelling by our JV partner, Galiano, which was not complete at 31 December 2021, Gold Fields was not in a position to provide a reserve and resource estimate for Asanko as at 31 December 2021. Taking this into consideration, management modelled various scenarios for the
Asanko Life of Mine (“LoM”) in order to determine their best estimates of the future cash flows of the Asanko gold mine. The various LoM scenario runs were undertaken in an attempt to model Asanko’s future cash flows in the absence of a revised Resource and Reserve at
31 December 2021. These scenarios were based on the pre-feasibility study completed in 2019, in order to declare a Reserve at
31 December 2019, but were modified where appropriate to reflect prevailing circumstances. Subsequent to 31 December 2021, Gold Fields received additional information in respect of the Asanko gold mine. Gold Fields updated the valuation taking this information into consideration and this did not have a material impact on the valuation of either the preference shares or the equity accounted investment.
During 2022, there were no changes in status with respect to the completion of the technical and economic work required to generate a
Reserve and Resources estimate based on a LoM. Taking this into consideration, management utilised the LoM developed for the 2022 impairment calculation and this resulted in no impairment for the year ended 31 December 2022. As a result of the sale transaction,  the investment in Asanko has been classified as an asset held for sale at 31 December 2023 and the investment is required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement, which resulted in an impairment of US$46.9m for the year ended 31 December 2023.
Refer notes 14 and 15 for further details.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
18.Equity accounted investees continued
(c)Windfall Project
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the
Windfall Project in Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated
(the “Partnership”).
Gold Fields and Osisko have joint control over the Windfall Project, the transaction is structured as a separate vehicle and the Group has a residual interest in the net assets of the Windfall Project. Accordingly, the Group has classified its interest in the Windfall Project as a joint venture. Refer note 17 for further details.
The Partnership has a 31 December year-end and has been equity accounted since 2 May 2023. The
Partnership’s equity accounting is based on results to 31 December 2023.
The following table summarises the financial information and the carrying amount of the Group’s interest in the Partnership:

	Canadian Dollar		United States Dollar
Figures in millions unless otherwise stated	2023	2022	2023	2022

Cash considerations
C$300.0 million cash payment	300.0	—	221.5	—
C$33.8 million pre-closing paid amounts	33.8	—	25.6	—
C$93.0 million cash calls	93.0	—	69.1	—
Contingent and exploration considerations
C$300.0 million contingent consideration
– Initial fair value	258.4	—	190.8	—
– Net change in fair value	9.9	—	7.3	—
C$75.0 million exploration consideration
– Initial present value	52.9	—	39.1	—
– Unwinding of discount rate	3.9	—	2.9	—
Share of loss[1]	(38.3)	—	(28.4)	—
Translation adjustment	—	—	10.7	—
Carrying value at 31 December	713.6	—	538.6	—
[1]The Windfall Project share of loss for 2023 relates mainly to exploration expense.
The Group’s interest in the summarised financial statements of the Windfall Project on a combined basis after fair value adjustments as determined at acquisition is as follows:

	Canadian Dollar		United States Dollar
Figures in millions unless otherwise stated	2023	2022	2023	2022

Statement of financial position – Windfall Project
Non-current assets[1,2]	1,277.1	—	963.8	—
Current assets[3]	187.1	—	141.2	—
Current liabilities	(36.9)	—	(27.8)	—
Net assets	1,427.3	—	1,077.2	—
Group’s share of net assets	713.6	—	538.6	—
1At 31 December 2023, includes impact of fair value adjustment to the exploration property as determined at acquisition.
[2]Non-current assets comprised mainly property, plant and equipment and exploration assets.
[3]Current assets include cash and cash equivalents amounting of US$20.4 million (C$27.0 million).
18.Equity accounted investees continued

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022

(d)	Other
	Investment in associate	10.0	12.4
	Lunnon Metals Limited (“Lunnon”)[1]	10.0	12.4
	Rusoro Mining Limited (“Rusoro”) – recognised as an asset held for sale[2]	—	—

[1]During 2023, Gold Fields recognised a share of loss for the year of U$2.9 million (2022: US$1.9 million). Gold Fields’ interest in Lunnon was
31.06% (2022: 33.96%) at 31 December 2023.
[2]Represented a holding of 24.4% (2022: 24.8%) in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2023 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2023 is US$64.5 million (2022: US$5.2 million).The unrecognised share of loss of Rusoro for the year amounted to US$7.1 million (2022: US$3.8 million). The cumulative unrecognised share of losses of
Rusoro at 31 December 2023 amounted to US$221.8 million (2022: US$214.7 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the
Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre- and post-award interest which currently equates to in excess of US$1.7 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgment against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion at the time. The judgment, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arose out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgment, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgment, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgment. Rusoro brought the
New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgment on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgment creditors. Any judgment issued in New York will also accrue interest at 9% per annum until the judgment is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the Company’s mining data and full release of the judgment issued in favour of the Company. In a decision dated 29 January 2019, the Paris
Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. This annulment was overturned by the French Supreme Court in March 2021. On 7 June 2022, the Paris Court of Appeal rejected a second application of the Bolivarian
Republic of Venezuela to annul the award of 22 August 2016.
On 10 July 2023, the U.S. Court of Appeals for the Third Circuit, which is based in Philadelphia, affirmed that Venezuala's state-owned oil company is the country's alter ego and that its property may be seized in satisfaction of the Republic's judgment debt. Although the Court has not issued a final determination on the relative priority of the various judgements, based on the guidelines set forth by the Court on
27 July 2023, Rusoro is seventh in order of priority behind approximately US$3.5 billion in claims from other claimants.
Management have not recognised this amount due to the uncertainty over its recoverability.
On 9 January 2024, Gold Fields announced that it has entered into a share purchase agreement with Fulcrum Global Markets LLC, a
Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares (“Common Shares”) in the capital of Rusoro for an aggregate initial cash purchase price of US$62.3 million and additional contingent consideration upon the occurrence of specified events.
Refer note 15 for further details.
The investment in Rusoro have been presented as an asset held for sale as Fulcrum was in advanced discussions with Gold Fields at
31 December 2023 to purchase the Rusoro shares from Gold Fields. Refer note 14 for further details.